Investments (Narrative) (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Feb. 18, 2014	Jul. 18, 2014
Sale of Equity Method Investment [Abstract]
Proceeds from sale of equity method investment	$ (236,603,000)
Other than temporary impairment for equity method investments	(11,146,000)	76,000
Australian Radio Network [Member]
Percentage of ownership	50.00%
Equity Method Ownership Percentage Disposal						50.00%
Sale of Equity Method Investment [Abstract]
Other than temporary impairment for equity method investments				95,400,000
Equity Method Investment, Realized Gain (Loss) on Disposal			(2,400,000)
Australian Radio Network [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Sale of Equity Method Investment [Abstract]
Foreign exchange losses			11,500,000
Buspak [Member]
Percentage of ownership	50.00%
Equity Method Ownership Percentage Disposal							50.00%
Sale of Equity Method Investment [Abstract]
Equity Method Investment, Realized Gain (Loss) on Disposal					$ 4,500,000